Net trading income (loss) (Details) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Net trading income (loss) [Line Items]
Net trading income (loss)	₩ 963,223	₩ 369,510	₩ (344,098)
Trading assets
Net trading income (loss) [Line Items]
Gain (loss) on valuation of debt securities	(90,442)	(47,017)	(6,451)
Gain (loss) on valuation of equity securities	187,442	161,234	19,355
Gain (loss) on valuation of other securities	5,782	18,336	(5,238)
Gain (loss) on sale of debt securities	(93,528)	(1,933)	55,810
Gain (loss) on sale of equity securities	128,118	70,603	125,552
Gain (loss) on sale of other securities	0	0	0
Gain (loss) on transaction of derivatives	0	0	0
Gain (loss) on valuation of derivatives	0	0	0
Net trading income (loss)	137,372	201,223	189,028
Trading liabilities
Net trading income (loss) [Line Items]
Gain (loss) on valuation of debt securities	(138,134)	(121,262)	20,146
Gain (loss) on valuation of equity securities	0	0	0
Gain (loss) on valuation of other securities	260	(61,321)	24,366
Gain (loss) on sale of debt securities	(20,610)	5,174	(84,642)
Gain (loss) on sale of equity securities	0	0	0
Gain (loss) on sale of other securities	2,440	2,589	1,805
Gain (loss) on transaction of derivatives	0	0	0
Gain (loss) on valuation of derivatives	0	0	0
Net trading income (loss)	(156,044)	(174,820)	(38,325)
Derivatives
Net trading income (loss) [Line Items]
Gain (loss) on valuation of debt securities	0	0	0
Gain (loss) on valuation of equity securities	0	0	0
Gain (loss) on valuation of other securities	0	0	0
Gain (loss) on sale of debt securities	0	0	0
Gain (loss) on sale of equity securities	0	0	0
Gain (loss) on sale of other securities	0	0	0
Gain (loss) on transaction of derivatives	612,670	341,440	309,189
Gain (loss) on valuation of derivatives	369,225	1,667	(803,990)
Net trading income (loss)	₩ 981,895	₩ 343,107	₩ (494,801)